OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Components of derivative liabilities

	Notes	December 31, 2022	December 31, 2021
Hedge derivatives	21(c)(i)	$4.8	$0.7
Non-hedge derivatives		13.9	3.0
Embedded derivative - Rosebel power purchase agreement	(a), 22(a)	—	29.2
Yatela liability	(b)	18.5	18.5
Other liabilities		1.0	11.6
		$38.2	$63.0
Current portion of other liabilities		$18.6	$22.7
Non-current portion of other liabilities		19.6	40.3
		$38.2	$63.0